LEGAL SETTLEMENTS	3 Months Ended
Mar. 31, 2015
Legal [Abstract]
Legal [Textblock]

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Legal settlements and loss contingencies for the three months ended March 31, 2015 were $227 million, compared to $29 million in 2014. The expense in the first quarter of 2015 was mainly related to $282 million in additional reserve related to the settlement of the modafinil antitrust litigation, partially offset by insurance proceeds relating to the settlement of the pantoprazole patent litigation.